SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

7.                                      SHORT-TERM INVESTMENTS

Short-term investments, all of which are classified as available-for-sale, are comprised of government treasury bills and securities.   As at December 31, 2012, we had no outstanding short-term investments.